SCHEDULE OF MATURITIES LEASE LIABILITIES UNDER OPERATING LEASES (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases
Remainder of fiscal year	$ 433
Year 1	539	$ 572
Year 2	421	528
Year 3	154	403
Year 4		156
Total future lease payments	1,547	1,659
Less imputed interest	(296)	(333)
Total lease liability balance	$ 1,251	$ 1,326	$ 263